Segment and Geographic Information (Tables)	12 Months Ended
Jan. 31, 2022
Segment Reporting [Abstract]
Summary of revenue by geographical location	The following table presents revenue by geographic location:

	Year Ended January 31,
	2022	2021
	($ in thousands)
United States	$24,726	$27,147
International	2,818	2,080

Total	$27,544	$29,227